LEASES - Supplemental Balance Sheet information related to operating leases (Details) - Aug. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASES
ROU assets	¥ 1,964,686	$ 286,924
Operating lease liabilities-current	210,082	30,681
Operating lease liabilities - non current	¥ 1,802,544	$ 263,245
Weighted-average remaining lease term	15 years 10 months 28 days	15 years 10 months 28 days
Weight-average discount rate	4.31%	4.31%